Income Tax And Deferred Taxes	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income Tax And Deferred Taxes

18. INCOME TAX AND DEFERRED TAXES

a)	Income taxes

The components of income tax for the years ended December 31, 2021, 2020 and 2019 are detailed as follows:

	For the years ended December 31,
	2021	2020	2019
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThUS$	ThUS$	ThUS$
Income tax benefit (expense)	(663,161)	(559,077)	(676,112)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	11,381	8,956	7,426
Adjustments to current tax from the previous period	7,081	4,250	23,419
(Expense) / Income from current taxes related to movements in tax rates or the imposition of new taxes	(1,913)	—	—
Current tax (expenses) / benefit (related to cash flow hedges)	6,440	18	845
Current tax expense, net	(640,172)	(545,853)	(644,422)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(48,477)	(20,707)	415,513
Benefit / (expense) from deferred taxes due to movements in tax rates or the introduction of new taxes	(117,643)	—	(7,437)
Total deferred tax benefit / (expense)	(166,120)	(20,707)	408,076
Income tax expense	(806,292)	(566,560)	(236,346)

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recognized in the consolidated statement of comprehensive income for the years ended December 31, 2021, 2020 and 2019:

		2021		2020		2019
Reconciliation of Tax Expense	Tax Rate	ThUS$	Tax Rate	ThUS$	Tax Rate	ThUS$
ACCOUNTING INCOME BEFORE TAX		1,940,803		1,747,812		2,406,109
Total tax income (expense) using statutory rate	(27.00)%	(524,017)	(27.00)%	(471,909)	(27.00)%	(649,649)
Tax effect of rates applied in other countries	(4.15)%	(80,532)	(4.67)%	(81,699)	(5.23)%	(125,912)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	4.04%	78,335	5.41%	94,578	26.31%	633,125
Tax effect of non-deductible expenses for determining taxable profit (loss)	(8.73)%	(169,516)	(6.40)%	(111,780)	(4.57)%	(109,892)
Tax effect of changes in income tax rates	(6.06)%	(117,643)	—	—	(0.31)%	(7,437)
Tax effect of adjustments to income taxes in previous periods	0.36%	7,081	0.24%	4,250	0.97%	23,419
Total adjustments to tax expense using statutory rate	(14.54)%	(282,275)	(5.42)%	(94,651)	17.17%	413,303
Income tax benefit (expense)	(41.54)%	(806,292)	(32.42)%	(566,560)	(9.83)%	(236,346)

The main temporary differences are described below:

b)	Deferred taxes

The table below shows the balances of the deferred tax assets and liabilities presented in the consolidated statement of financial position at December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
Assets/(Liabilities) for Deferred Taxes	Assets	Liabilities	Assets	Liabilities
	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	14,577	(655,097)	17,717	(448,711)
Amortization	3,540	(26,501)	4,161	(16,505)
Obligations for post-employment benefits	445,962	(172)	498,424	—
Revaluations of financial instruments	19,328	(16,378)	2,274	(31,883)
Tax loss	401,677	-	209,339	—
Provisions	658,884	(317,525)	630,331	(205,151)
Provision for Civil Contingencies	51,734	—	247,400	—
Provision Contingencies Workers	56,349	—	28,467	—
Provision for doubtful trade accounts	284,991	—	121,764	—
Provision of Human Resources accounts	19,674	—	18,724	—
Financial assets IFRIC 12	—	(273,855)	—	(194,045)
Other Provisions	246,136	(43,670)	213,976	(11,106)
Other Deferred Taxes	284,405	(699,732)	197,727	(476,294)
Amortization PPA - (Enel Distribución Goiás)	—	(67,579)	—	(75,497)
Price – Level Adjustment - Argentina	—	(277,507)	—	(289,158)
Other Deferred Taxes	284,405	(354,646)	197,727	(111,639)
Deferred taxes Assets/(Liabilities) before compensation	1,828,373	(1,715,405)	1,559,973	(1,178,544)
Compensation deferred taxes Assets/Liabilities	(836,005)	836,005	(565,591)	565,591
Deferred taxes Assets/(Liabilities) after compensation	992,368	(879,400)	994,382	(612,953)

The origin and changes in deferred tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

		Movements
Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2021	Recognized in profit or loss	Recognized in comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(430,994)	(145,375)	—	(42,981)	88,696	(109,866)	(640,520)
Amortization	(12,344)	(468)	—	—	(10,149)	—	(22,961)
Obligations for post-employment benefits	498,424	(19,807)	(2,751)	—	(30,411)	335	445,790
Revaluations of financial instruments	(29,609)	25,499	(2,386)	8,513	(1,480)	2,413	2,950
Tax loss	209,339	191,222	—	32,799	(31,442)	(241)	401,677
Provisions	425,180	(22,332)	—	(34,689)	(16,209)	(10,591)	341,359
Decommissioning Provision	—	(244)	—	225	19		—
Provision for Civil Contingencies	247,400	(193,342)	—	—	(2,324)	—	51,734
Provision Contingencies Workers	28,467	30,735	—	—	(2,853)	—	56,349
Provision for doubtful trade accounts	121,764	186,050	—	—	(26,337)	3,514	284,991
Provision of Human Resources accounts	18,724	2,510	—	277	(1,777)	(60)	19,674
Financial assets IFRIC 12	(194,045)	(83,865)	—	—	22,991	(18,936)	(273,855)
Other Provisions	202,870	35,824	—	(35,191)	(5,928)	4,891	202,466
Other Deferred Taxes	(278,567)	(194,859)	—	12,385	31,376	14,338	(415,327)
Amortization PPA - (Enel Distribución Goiás)	(75,497)	2,923	—	—	4,995	—	(67,579)
Price – Level Adjustment - Argentina	(289,158)	16,618	—	—	87	(5,054)	(277,507)
Other Deferred Taxes	86,088	(214,400)	—	12,385	26,294	19,392	(70,241)
Deferred Taxes Assets/(Liabilities)	381,429	(166,120)	(5,137)	(23,973)	30,381	(103,612)	112,968

		Movements
Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2020	Recognized in profit or loss	Recognized in comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(482,513)	(8,120)	—	—	94,913	(35,274)	(430,994)
Amortization	(16,055)	91	—	—	3,620	—	(12,344)
Obligations for post-employment benefits	552,606	(93,757)	161,330	—	(122,045)	290	498,424
Revaluations of financial instruments	(10,415)	(26,693)	5,056	—	2,446	(3)	(29,609)
Tax loss	281,080	(10,184)	—	—	(63,849)	2,292	209,339
Provisions	399,613	83,431	—	—	(88,945)	31,081	425,180
Provision for Civil Contingencies	241,520	(1,643)	—	—	(26,933)	34,456	247,400
Provision Contingencies Workers	36,878	3,618	—	—	(7,150)	(4,879)	28,467
Provision for doubtful trade accounts	122,104	53,041	—	—	(44,237)	(9,144)	121,764
Provision of Human Resources accounts	16,339	3,395	—	—	(1,010)	—	18,724
Financial assets IFRIC 12	(207,425)	(34,068)	—	—	46,864	584	(194,045)
Other Provisions	190,197	59,088	—	—	(56,479)	10,064	202,870
Other Deferred Taxes	(279,936)	34,525	—	—	12,380	(45,536)	(278,567)
Amortization PPA - (Enel Distribución Goiás)	(105,236)	3,054	—	—	22,828	3,857	(75,497)
Price – Level Adjustment - Argentina	(285,210)	(4,001)	—	—	290	(237)	(289,158)
Other Deferred Taxes	110,510	35,472	—	—	(10,738)	(49,156)	86,088
Deferred Taxes Assets/(Liabilities)	444,380	(20,707)	166,386	—	(161,480)	(47,150)	381,429

Recovery of deferred tax assets will depend on whether sufficient taxable profits are obtained in the future. The Company’s management believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

c)As of December 31, 2021, the Group has not recognized deferred tax assets related to tax losses carried forward for ThUS$ 76,652 (ThUS$ 44,296 as of December 31, 2020) (see Note 3.p).

Regarding temporary differences related to investments in subsidiaries, the Group has not recognized deferred tax liabilities associated with undistributed profits, considering that control exercised by the Group over these entities allows it to manage the timing of their reversal. In addition, it is likely that these temporary differences will not be reversed in the near future. As of December 31, 2021, no deferred tax liabilities have been recognized for these taxable temporary differences, which amount to ThUS$ 3,288,121 (ThUS$ 2,839,057 as of December 31, 2020). In addition, no deferred tax assets have been recognized for temporary deductible differences related to investments in subsidiaries that are not expected to be reversed in the near future, or for which there are no taxable profits available for their use. As of December 31, 2021, these temporary deductible differences amount to ThUS$ 6,479,551 (ThUS$ 4,213,400 as of December 31, 2020).

The Group companies are potentially subject to income tax audits by the tax authorities of each country in which the Group operates. Such tax audits are limited to a number of annual tax periods and once these have expired, audits of these periods can no longer be performed. Tax audits by nature are often complex and can require several years to complete. The following table presents a summary of tax years potentially subject to examination:

Country	Period
Argentina	2015 - 2021
Brazil	2017 - 2021
Chile	2018 - 2021
Colombia	2016 - 2021
Costa Rica	2017 - 2021
Guatemala	2018 - 2021
Panama	2018 - 2021
Peru	2017 - 2021

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by tax authorities for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, the Company’s management estimates that the liabilities, if any, that may arise from such audits, would not significantly impact the Group companies’ future results.

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended December 31, 2021, 2020 and 2019, are as follows:

	December 31, 2021			December 31, 2020			December 31, 2019
Effects of Income Tax on the Components of Other Comprehensive Income	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial assets at fair value with changes in other comprehensive income	(9)	—	(9)	(10)	—	(10)	(598)	—	(598)
Cash flow hedges	20,775	(8,826)	11,949	(12,976)	5,038	(7,938)	5,906	(2,165)	3,741
Exchange differences due to conversion	(1,193,451)	—	(1,193,451)	(2,249,915)	—	(2,249,915)	(765,005)	—	(765,005)
Gains (Losses) from new measurements in Defined Benefit Plans	9,312	(3,023)	6,289	(476,805)	161,766	(315,039)	(576,143)	195,098	(381,045)
Income tax related to components of other income and expenses with a charge or credit in equity	(1,163,373)	(11,849)	(1,175,222)	(2,739,706)	166,804	(2,572,902)	(1,335,840)	192,933	(1,142,907)

The effects of deferred taxes on the components of other comprehensive income interests for the years ended December 31, 2021, 2020 and 2019, are as follows:

	For the years ended December 31,
	2021	2020	2019
Reconciliation of deferred tax movements between Balance Sheet and income taxes in Comprehensive income	ThUS$	ThUS$	ThUS$
Total increases (decreases) for deferred taxes of other comprehensive income	(5,137)	166,386	193,778
Income tax of changes in cash flow hedge transactions	(6,440)	(18)	(845)
Deferred taxes of changes from defined benefit pension plans	(272)	436	—
Total income tax relating to components of other comprehensive income	(11,849)	166,804	192,933

d)In Colombia, Law No. 2,155, dated September 14, 2021, increased the income tax rate to 35%, from 2022 and thereafter  (32% is the current income tax rate applied to years 2021 and 2020). The effect of temporary differences that imply the payment of a lower or higher income tax in the current year is recognized as a deferred tax credit or debit, respectively, at the tax rates that are in force when the temporary differences are reversed (35% in 2022), provided that there is a reasonable expectation that such differences will be reversed in the future and, for deferred tax assets, that sufficient taxable profits will be available.

As a result of this increase in rates, the Colombian subsidiaries recognized as of December 31, 2021 variations in their deferred tax assets and liabilities. The increase in deferred tax expense recognized in income was ThUS$ 12,668 (see Note 18.a).

e)On June 16, 2021, the Argentine government enacted and published Law No. 27,630, which amended the income tax rates for legal entities, introducing a progressive tax regime. This new tax regime is effective for fiscal years beginning on January 1, 2021:

Net profit accumulated amount
From	Up to	Will pay	Plus the %	Over the surplus of
ARS	ARS	ARS		ARS
-	5,000,000	-	25%	-
5,000,001	50,000,000	1,250,000	20%	5,000,000
50,000,001	No maximum	14,750,000	35%	50,000,000

From January 1, 2022 and thereafter, taxable income amounts in this table will be adjusted in accordance with the annual variation of the CPI (provided by the National Institute of Statistics and Census of Argentina (“INDEC”) between October of the year prior to that of the adjustment whit respect to the same month of the prior year. The amounts thus determined will be applicable for the fiscal years beginning after each update.

Likewise, under Law No. 27,630, the tax rate applicable to dividends on profits earned in fiscal years beginning on January 1, 2018, was established at 7%.

Law No. 27,430, with the amendments to the Public Emergency Law, established the obligation to deduct or incorporate into the tax profit or loss an inflation adjustment calculated based on the procedure described in the Income Tax Law from the fiscal years beginning on January 1, 2018. However, this only occurs to the extent that the accumulated CPI variation in the 36 months prior to the end of the taxable fiscal year exceeds 100%.

As a result of the amendments introduced by the aforementioned Law, as of September 30, 2021, the current tax was calculated by applying the progressive tax rates on the taxable profits determined on that date, whereas the deferred tax balances were calculated by applying the progressive tax rate that is expected to be applicable to the estimated taxable profit for the year when the temporary differences are reversed.

As a result of the increase in tax rates, our subsidiaries in Argentina recognized an increased tax expense of ThUS$106,888 as of December 31, 2021, of which ThUS$104,975 corresponds to deferred taxes and ThUS$1,913 to current taxes (See Note 18.a).

f)	On November 6, 2019 and after its approval at an Extraordinary Shareholder’s Meeting, Enel Distribución Sao Paulo merged the assets and liabilities of its parent, Enel Brasil Investimentos Sudeste S.A. (“Enel Sudeste”). The merged assets include amounts related to the concessionaire’s intangibles, as well as the recognition of the deferred tax liability on the concessionaire’s intangibles mentioned above (see Note 6.2). Once the merger was carried out, the deferred tax obligations were reversed, since the differences between the tax and accounting base at the time of the acquisition of Enel Distribución Sao Paulo were equal and will be written off in the concessionaire’s future payments. As mentioned above, the company recognized a deferred tax benefit in earnings amounting to ThUS$ 553,225 for the 2019 fiscal year.